Mergers, Acquisitions and Disposals - Additional Information (Detail) $ / shares in Units, shares in Millions, R$ in Millions, $ in Millions, $ in Millions				12 Months Ended
	Dec. 06, 2016 BRL (R$) shares	Dec. 06, 2016 MXN ($) $ / shares	Sep. 30, 2015 MXN ($) Stores	Dec. 31, 2017 MXN ($) $ / shares	Dec. 31, 2016 MXN ($) Stores Distribution_Center $ / shares	Dec. 31, 2015 MXN ($) Stores Center Unit Station	May 04, 2017 USD ($)	Dec. 06, 2016 MXN ($) shares $ / shares	Jan. 02, 2016 MXN ($)	Jan. 25, 2013
Disclosure of detailed information about business combination [line items]
Implicit share value per share | $ / shares				$ 0	$ 0
Sale percentage of investment				5.20%
Proceeds from investment property				$ 53,051
Gain on sale of investment				29,989
Gain is net of transaction related costs				160
Other comprehensive income to consolidated net income				6,632
other comprehensive income to consolidated net income a total loss				$ 2,431
CCFPI [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired				51.00%						51.00%
Other comprehensive income translation adjustments				$ 2,996
Net assets for an amount				$ 22,597
CCFPI [member] | Purchased call options [member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest										49.00%
Vonpar [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired	100.00%						100.00%	100.00%
Name of acquire				Vonpar S.A.
Date of acquisition	Dec. 06, 2016	Dec. 06, 2016
Business acquisition, consideration transferred	R$ 3,508			$ 21,478				$ 20,992
Business acquisition, cash paid	1,730			13,198				10,370
Business acquisition, additionally cash paid	688	$ 4,124
Business acquisition, capitalized amount		4,082
Net assets for an amount				19,325			$ 4,082
Equity interests of acquirer				$ 485
Transaction related costs expensed as incurred		$ 35
Goodwill deductible for income tax purposes									$ 1,667
Vonpar [member] | Promissory notes [member]
Disclosure of detailed information about business combination [line items]
Promissory notes issued for acquisition	R$ 1,090							$ 6,534
Annual rate	0.375%							0.375%
Promissory notes maturity period	3 years	3 years
Vonpar [member] | Series L share [member]
Disclosure of detailed information about business combination [line items]
Merger result in new issue | shares	27.9							27.9
Implicit share value per share | $ / shares								$ 146.27
Strike price per share | $ / shares		$ 128.88
Equity interests of acquirer								$ 485
Vonpar [member] | Series L share [member] | Promissory notes [member]
Disclosure of detailed information about business combination [line items]
Strike price per share | $ / shares		$ 178.5
Vonpar [member] | KOF series L [member]
Disclosure of detailed information about business combination [line items]
Merger result in new issue							27,900,000
Grupo Socofar [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired			60.00%
Date of acquisition			Sep. 30, 2015
Business acquisition, consideration transferred			$ 7,685		$ 7,685
Net assets for an amount					5,208
Transaction related costs expensed as incurred			$ 116
Interest held by non controlling interest				40.00%
Description of option contract with noncontrolling interest				The former controlling shareholders of Socofar may be able to put some or all of that interest to FEMSA Comercio - Health Division beginning (i) 42-months after the initial acquisition, upon the occurrence of certain events and (ii) 60 months after the initial acquisition, in any event, FEMSA Comercio - Health Division can call the remaining 40% non-controlling interest beginning on the seventh anniversary of the initial acquisition date.
Grupo Socofar [member] | Chile [member]
Disclosure of detailed information about business combination [line items]
Number of pharmacy stores | Stores			643
Number of beauty supply stores | Stores			154
Grupo Socofar [member] | Colombia [member] | Bottom of range [member]
Disclosure of detailed information about business combination [line items]
Number of pharmacy stores | Stores			150
Other acquisitions [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, consideration transferred					5,612	$ 6,074
Business acquisition, cash paid					5,618
Net assets for an amount					2,379	1,047
Transaction related costs expensed as incurred					$ 46	39
Consideration transferred						$ 5,892
Farmacias Acuna [member] | Colombia [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired					100.00%
Number of drug store | Stores					51
Specialtys Cafe and Bakery Inc [member] | United States [Member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired					50.00%
Percentage of ownership after acquisition of additional interest					80.00%
Number of store | Stores					56
Comercial Big John Limitada [member] | Chile [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired					100.00%
Number of store | Stores					49
Operadora De Farmacias Generix SAPIdeCV [member] | Country of domicile [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired					100.00%
Number of drug store | Stores					70
Number of distribution center | Distribution_Center					1
Grupo Torrey [member] | Country of domicile [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired					100.00%
Open market [member]
Disclosure of detailed information about business combination [line items]
Interest held by non controlling interest				20.00%
Description of option contract with noncontrolling interest				(i) at any time after the acquisition date upon the occurrence of certain events and (ii) annually from January through April, after the third anniversary of the acquisition date. In any event, the Company through one of its subsidiaries can call the remaining 20% non-controlling interest annually from January through April, after the fifth anniversary of the acquisition date.
Open market [member] | Colombia [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired					80.00%
Farmacias Farmacon [member] | Country of domicile [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired						100.00%
Number of drug store | Stores						215
PEMEX Franchises [member] | Country of domicile [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired						100.00%
Number of gas stations | Station						227
Zimag [member] | Country of domicile [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired						100.00%
Atlas Transportes e Logistica [member] | Brazil [member]
Disclosure of detailed information about business combination [line items]
Business acquisition, percentage of voting equity interests acquired						100.00%
Number of operative center | Center						49
Number of freight unit | Unit						1,200